Income Taxes (Details Narrative) (US VR Global Inc.) - US VR Global Inc. [Member]	10 Months Ended
Dec. 31, 2017 USD ($)
Net operating losses	$ 1,376,149
Operating loss carryforwards, expire date	2037
Valuation allowance	$ 481,652
Labuan [Member]
Income tax rate percentage	3.00%
Labuan [Member] | RM [Member]
Fixed rate of income tax	$ 20,000
Hong Kong [Member]
Income tax rate percentage	16.50%
Malaysia [Member] | Minimum [Member]
Income tax rate percentage	18.00%
Malaysia [Member] | Maximum [Member]
Income tax rate percentage	24.00%